Schedule of Investments (unaudited)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 95.3%
iShares iBoxx $ High Yield Corporate Bond ETF(a)(b)	2,337,673	$181,122,904

Total Investment Companies
(Cost: $184,955,684)		181,122,904

Short-Term Securities

Money Market Funds — 47.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.51%(a)(c)(d)	84,186,920	84,237,432
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(a)(c)	5,320,000	5,320,000

Total Short-Term Securities — 47.1%
(Cost: $89,551,413)		89,557,432

Total Investments in Securities — 142.4%
(Cost: $274,507,097)		270,680,336

Liabilities in Excess of Other Assets — (42.4)%		(80,545,547)

Net Assets — 100.0%		$190,134,789

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$75,280,322	$8,945,818	(a)	$—	$14,244	$(2,952)	$84,237,432	84,186,920	$83,219	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,840,000	1,480,000	(a)	—	—	—	5,320,000	5,320,000	41,701		—
iShares iBoxx $ High Yield Corporate Bond ETF	156,041,610	19,971,788		(5,802,383)	(856,587)	11,768,476	181,122,904	2,337,673	2,445,145		—
					$(842,343)	$11,765,524	$270,680,336		$2,570,065		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Centrally Cleared Interest Rate Swaps

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
1.44%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/22/24	USD	2,600	$6,266	$—	$6,266
1.64%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/14/24	USD	1,500	6,708	—	6,708
0.44%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/17/24	USD	6,120	110,390	(4,427)	114,817
2.94%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/04/24	USD	4,000	45,946	5	45,941
3.20%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/09/24	USD	1,000	10,318	2	10,316
3.14%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/15/24	USD	2,000	21,759	2	21,757
5.44%	At Termination	1-Day SOFR, 5.32%	At Termination	N/A	10/03/24	USD	3,000	(6,741)	6	(6,747)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
5.34%	At Termination	1-Day SOFR, 5.32%	At Termination	N/A	11/13/24	USD	5,000	$(14,066)	$13	$(14,079)
4.83%	At Termination	1-Day SOFR, 5.32%	At Termination	N/A	01/05/25	USD	5,000	(371)	16	(387)
4.85%	At Termination	1-Day SOFR, 5.32%	At Termination	N/A	01/23/25	USD	3,000	(2,120)	10	(2,130)
0.33%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/15/25	USD	16,400	1,012,786	(63,277)	1,076,063
4.87%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/13/25	USD	2,400	(26,650)	10	(26,660)
3.77%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/13/26	USD	2,000	13,348	11	13,337
3.83%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/07/26	USD	1,000	5,008	6	5,002
4.03%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/10/26	USD	2,000	2,553	11	2,542
4.19%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/16/26	USD	2,000	(9,377)	12	(9,389)
0.87%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/17/26	USD	1,250	86,956	(10,864)	97,820
4.20%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/27/26	USD	4,000	(21,255)	26	(21,281)
4.51%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/26	USD	2,000	(25,515)	14	(25,529)
4.29%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/09/26	USD	2,500	(21,058)	17	(21,075)
4.41%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/31/26	USD	1,500	(17,809)	11	(17,820)
4.68%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/27/26	USD	4,500	(87,955)	32	(87,987)
0.87%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/29/26	USD	2,900	218,977	14	218,963
4.65%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/03/26	USD	5,000	(94,808)	36	(94,844)
4.59%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/13/26	USD	2,000	(37,702)	15	(37,717)
1.13%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/18/26	USD	7,600	543,981	40	543,941
1.32%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/23/26	USD	500	33,487	(3,412)	36,899
3.83%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/27	USD	1,500	119	12	107
1.32%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/27	USD	3,776	261,261	22	261,239
3.91%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/27	USD	1,000	(2,351)	8	(2,359)
3.98%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/23/27	USD	1,000	(4,572)	8	(4,580)
1.60%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/09/27	USD	1,916	119,898	12	119,886
1.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/28/27	USD	1,172	70,982	8	70,974
2.64%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/15/27	USD	300	10,833	2	10,831
1.42%	Annual	1-Day SOFR, 5.32%	Annual	N/A	04/07/28	USD	9,450	816,479	(134,216)	950,695
1.23%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/08/28	USD	5,780	557,968	(78,010)	635,978
3.78%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/27/28	USD	2,000	(9,335)	17	(9,352)
4.13%	Annual	1-Day SOFR, 5.32%	Annual	N/A	07/11/28	USD	1,000	(19,093)	9	(19,102)
3.95%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/09/28	USD	1,000	(12,079)	9	(12,088)
4.15%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/18/28	USD	1,300	(27,035)	(1,542)	(25,493)
4.05%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/31/28	USD	1,500	(25,158)	14	(25,172)
1.12%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/03/28	USD	1,960	207,393	(31,747)	239,140
4.39%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/27/28	USD	1,500	(47,669)	14	(47,683)
4.46%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/29/28	USD	3,500	(120,980)	33	(121,013)
1.14%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/12/28	USD	2,500	266,378	22	266,356
1.21%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/22/28	USD	2,100	218,565	19	218,546
1.32%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/29	USD	4,300	443,808	42	443,766
3.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/29	USD	1,000	(3,153)	9	(3,162)
3.66%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/18/29	USD	1,500	(2,236)	14	(2,250)
3.81%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/23/29	USD	1,000	(8,377)	9	(8,386)
1.45%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/27/29	USD	4,450	439,170	44	439,126
1.73%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/28/29	USD	355	30,821	3	30,818
1.70%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/11/29	USD	842	74,902	9	74,893
2.56%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/15/29	USD	300	15,618	3	15,615
3.10%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/12/29	USD	800	20,460	9	20,451
3.44%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/22/29	USD	500	4,192	6	4,186
3.37%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/02/29	USD	450	5,472	5	5,467
3.29%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/30	USD	1,500	24,517	18	24,499
3.16%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/03/30	USD	1,200	28,059	14	28,045
0.77%	Annual	1-Day SOFR, 5.32%	Annual	N/A	04/01/30	USD	10,500	1,620,574	144,914	1,475,660
3.45%	Annual	1-Day SOFR, 5.32%	Annual	N/A	05/24/30	USD	1,000	8,212	12	8,200
3.54%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/01/30	USD	700	2,146	8	2,138
3.59%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/27/30	USD	1,300	401	17	384
3.84%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/09/30	USD	2,200	(30,749)	28	(30,777)
4.02%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/18/30	USD	500	(12,334)	(737)	(11,597)

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2024

Centrally Cleared Interest Rate Swaps (continued)

									Upfront
						Notional			Premium	Unrealized
Paid by the Fund		Received by the Fund		Effective	Termination	Amount			Paid	Appreciation
Rate	Frequency	Rate	Frequency	Date	Date	(000)		Value	(Received)	(Depreciation)
3.91%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/31/30	USD	1,500	$(28,000)	$20	$(28,020)
4.04%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/15/30	USD	1,000	(26,124)	13	(26,137)
4.30%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/27/30	USD	750	(30,942)	9	(30,951)
4.31%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/03/30	USD	1,000	(42,039)	13	(42,052)
3.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/31	USD	1,000	3,957	14	3,943
3.65%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/31	USD	1,000	(3,739)	14	(3,753)
3.64%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/18/31	USD	1,000	(3,351)	13	(3,364)
3.77%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/23/31	USD	500	(5,700)	7	(5,707)
1.59%	Annual	1-Day SOFR, 5.32%	Annual	N/A	06/04/31	USD	2,814	358,668	(97,662)	456,330
1.36%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/20/31	USD	830	123,251	10	123,241
1.28%	Annual	1-Day SOFR, 5.32%	Annual	N/A	11/30/31	USD	1,100	171,583	15	171,568
1.52%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/10/32	USD	328	46,358	4	46,354
1.61%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/12/32	USD	2,033	275,117	29	275,088
1.78%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/28/32	USD	100	12,551	2	12,549
2.76%	Annual	1-Day SOFR, 5.32%	Annual	N/A	08/23/32	USD	150	9,106	2	9,104
3.37%	Annual	1-Day SOFR, 5.32%	Annual	N/A	12/27/32	USD	300	4,960	5	4,955
3.45%	Annual	1-Day SOFR, 5.32%	Annual	N/A	01/05/33	USD	300	3,136	5	3,131
3.34%	Annual	1-Day SOFR, 5.32%	Annual	N/A	02/08/33	USD	500	9,604	8	9,596
4.25%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/27/33	USD	500	(26,369)	9	(26,378)
4.28%	Annual	1-Day SOFR, 5.32%	Annual	N/A	10/03/33	USD	500	(27,662)	8	(27,670)
0.86%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/30/45	USD	80	32,473	(916)	33,389
0.87%	Annual	1-Day SOFR, 5.32%	Annual	N/A	03/30/50	USD	10	4,510	(454)	4,964
1.06%	Annual	1-Day SOFR, 5.32%	Annual	N/A	09/18/50	USD	15	6,348	(675)	7,023
								$7,543,859	$(282,057)	$7,825,916

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$181,122,904	$—	$—	$181,122,904

Schedule of Investments (unaudited) (continued)	iShares® Interest Rate Hedged High Yield Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$89,557,432	$—	$—	$89,557,432
	$270,680,336	$—	$—	$270,680,336
Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$—	$8,708,607	$—	$8,708,607
Liabilities
Interest Rate Contracts	—	(882,691)	—	(882,691)
	$—	$7,825,916	$—	7,825,916

(a)	Derivative financial instruments are swaps. Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

SOFR	Secured Overnight Financing Rate

4